Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 338	SFr 367	SFr 378	SFr 705	SFr 818
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	71	54	87	125	182
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	0	0	7
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	42	52	65	94	150
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	3	3	3	6	7
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	92	109	87	201	185
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	130	148	130	278	276
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 0	SFr 1	SFr 6	1	11
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation				683	804
Bank | Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				119	172
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				0	7
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation				92	150
Bank | Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation				6	7
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				195	183
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				270	274
Bank | Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 1	SFr 11